Financial Instruments and Fair Value Measurements (Schedule of Carrying Amount and Fair Value of Long-term Debt) (Details) (USD $) In Millions, unless otherwise specified	Sep. 26, 2014	Sep. 27, 2013
Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loan payable	$ 0	$ 0.1
Carrying Value | Secured Debt | Receivable Securitization
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	150.0	0
Carrying Value | Secured Debt | 2.85% Term Loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	3.1	0
Carrying Value | Secured Debt | Term Loan and New Term Loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	1,990.3	0
Carrying Value | Secured Debt | 4.00% Term Loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	10.8	0
Carrying Value | Senior Notes | 3.50% Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	300.0	299.9
Carrying Value | Senior Notes | 5.75% Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	900.0	0
Carrying Value | Senior Notes | 4.75% Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	598.3	598.2
Carrying Value | Debentures | 9.50% Debentures
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	10.4	10.4
Carrying Value | Debentures | 8.00% Debentures
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	8.0	8.0
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loan payable	0	0.1
Fair Value | Secured Debt | Receivable Securitization
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	150.0	0
Fair Value | Secured Debt | 2.85% Term Loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	3.1	0
Fair Value | Secured Debt | Term Loan and New Term Loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	1,970.4	0
Fair Value | Secured Debt | 4.00% Term Loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	10.8	0
Fair Value | Senior Notes | 3.50% Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	290.2	293.7
Fair Value | Senior Notes | 5.75% Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	907.3	0
Fair Value | Senior Notes | 4.75% Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	563.8	568.5
Fair Value | Debentures | 9.50% Debentures
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	14.2	14.3
Fair Value | Debentures | 8.00% Debentures
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	$ 10.2	$ 10.2